Risk Management And Hedging Activities (Schedule Of Net Long Or Short Positions Expected To Be Realized) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Crude Oil [Member]
Derivative [Line Items]
2011		(998,554)
2012	(695,792)	(839,358)
2013	(941,323)	(748,250)
2014	(547,500)	(547,500)
2015	(365,000)	(182,500)
2016	(183,000)
Natural Gas [Member]
Derivative [Line Items]
2011		(7,960,000)
2012	(17,766,000)	(366,000)
2013	1,635,000	(365,000)
2014	(365,000)	(365,000)
Natural Gas Liquids [Member]
Derivative [Line Items]
2011		(73,190)
2012	(478,236)
Natural Gas Basis Swaps [Member]
Derivative [Line Items]
2011		6,025,000
2012	14,357,500	8,220,000
2013	3,600,000